Redeemable Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2019	Dec. 31, 2020
Temporary Equity [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)		9,000
DogBuddy
Temporary Equity [Line Items]
Number of shares, acquired		100,000
Series G Preferred Stock
Temporary Equity [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)			500,000
Series G Preferred Stock | DogBuddy
Temporary Equity [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)	539,000		500,000
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				$ 0.4478
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				0.6528
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				1.1238
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				2.0080
Series D One Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				2.0078
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				3.4969
Series F Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				$ 5.3199
Line of credit facility, Interest rate				56.00%
Series G Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				$ 7.2536
Common Stock
Temporary Equity [Line Items]
Gross proceeds				$ 50.0
Line of credit facility, Interest rate				70.00%
Common Stock | DogBuddy
Temporary Equity [Line Items]
Number of shares, acquired	1,400,000		3,600,000